                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

                       Post-Effective Amendment No. 39                       [X]
                              (File No. 333-69777)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

                              Amendment No. 84                               [X]
                               (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                               Dixie Carroll, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on July 28, 2009 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a) (1)

[ ]  On [date] pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 39 is to supplement the prospectus for RiverSource(R) Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series.

The supplement filed electronically herewith is not intended to supersede prospectuses for RiverSource(R) Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series and RiverSource(R) Variable Universal Life III filed with Post-Effective Amendment No. 37 to Registration Statement No. 333-69777 filed on or about April 28, 2009.

The prospectus for RiverSource(R) Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series filed with Post-Effective Amendment No. 37 to Registration Statement No. 333-69777 filed on or about April 28, 2009 is incorporated by reference into Part A of Post-Effective Amendment No. 39 to this Registration Statement.

                             SUPPLEMENT DATED JULY 28, 2009*

                             PRODUCT NAME                                  PRODUCT FORM #
-----------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE(R) VARIABLE       S-6418 L (5/09)
  UNIVERSAL LIFE IV-ESTATE SERIES
-----------------------------------------------------------------------------------------



The information in this supplement updates and amends certain information contained in your current variable life insurance product prospectus. Please read it carefully and keep it with your variable life insurance product prospectus.


THE FOLLOWING RIDER CHARGE HAS BEEN ADDED UNDER THE "FEE TABLES" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE
COMPANY:


CHARGES OTHER THAN FUND OPERATING EXPENSES



                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED             VUL IV                  VUL IV - ES
AdvanceSource(SM)          Monthly (while the rider   Monthly rate per $1,000    Monthly rate per $1,000
Accelerated Benefit        is in effect)              of the rider specified     of the rider specified
(a),(d),(e)                                           amount:                    amount:

                                                      MINIMUM: 0.0025, Male,     MINIMUM: 0.0025, Male,
                                                      Age 20, Super Preferred    Age 20, Super Preferred
                                                      Non-Tobacco, Duration 1,   Non-Tobacco, Duration 1,
                                                      1% Monthly Benefit         1% Monthly Benefit
                                                      Percent.                   Percent.

                                                      MAXIMUM: 24.41, Female,    MAXIMUM: 24.41, Female,
                                                      Age 20, Standard Tobacco,  Age 20, Standard Tobacco,
                                                      Duration 80, 3% Monthly    Duration 80, 3% Monthly
                                                      Benefit Percent.           Benefit Percent

                                                      REPRESENTATIVE             REPRESENTATIVE
                                                      INSURED:  0.0025, Male,    INSURED:  0.0025, Male,
                                                      Age 35, Preferred Non-     Age 35, Preferred Non-
                                                      Tobacco, Duration 1, 2%    Tobacco, Duration 1, 2%
                                                      Monthly Benefit Percent.   Monthly Benefit Percent.



----------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The monthly cost of insurance rate is based on the Accelerated Benefit Insured's sex, risk class, issue age, duration and the Monthly Benefit Percent shown under Policy Data. The cost of insurance rates for this rider will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates for this rider shown under Policy Data in the policy. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or us at the address or telephone number shown on the first page of this prospectus.

(d) This rider is only available for 2001 CSO Policies purchased on or after April 28, 2009. In Connecticut, Indiana, Kansas and Kentucky, this rider is called AdvanceSource Long-Term Care Rider.

(e) In Florida, Ohio and North Carolina, the minimum, maximum and representative insured rates for the rider are 0.025 for Male, Age 25, Super Preferred Non-Tobacco, 1% Monthly Benefit; 4.3575, Female, Age 79, Standard Tobacco, 3% Monthly Benefit Percent; and 0.0575, Male, Age 35, Preferred Non-Tobacco, 2% Monthly Benefit for VUL IV, respectively and 0.025 for Male, Age 25, Super Preferred Non-Tobacco, 1% Monthly Benefit; 4.3575, Female, Age 79, Standard Tobacco, 3% Monthly Benefit Percent; and 0.0725, Male, Age 40, Preferred Non-Tobacco, 2% Monthly Benefit for VUL IV - ES.

THE FOLLOWING RIDER DESCRIPTION HAS BEEN ADDED UNDER THE "POLICY BENEFITS AND RISKS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:


POLICY BENEFITS (CONTINUED)



      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
Optional Insurance         You may add optional       AVAILABLE RIDERS YOU MAY ADD:
Benefits                   benefits to your policy                - ADVANCESOURCE ACCELERATED BENEFIT
                           at an additional cost, in                RIDER: The rider payment to the
                           the form of riders (if                   Accelerated Benefit Insured, as an
                           you meet certain                         acceleration of the policy's death
                           requirements). The                       benefit, if the Accelerated Benefit
                           amounts of these benefits                Insured becomes a Chronically Ill
                           do not vary with                         Individual who receives Qualified
                           investment experience of                 Long-Term Care Services. Please see
                           the variable account.                    "AdvanceSource Accelerated Benefit
                           Certain restrictions                     Rider" section for more information
                           apply and are clearly                    about this rider.*
* In Connecticut,          described in the
  Indiana, Kansas and      applicable rider. The
  Kentucky, this rider is  ADVANCESOURCE Accelerated
  called AdvanceSource     Benefit Rider is only
  Long-Term Care Rider     available for 2001 CSO
                           Policies purchased on or
                           after April 28, 2009.
--------------------------------------------------------------------------------------------------------




THE FOLLOWING NEW SUBSECTION HAS BEEN ADDED TO THE "POLICY BENEFITS AND RISKS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:



ADVANCESOURCE ACCELERATED BENEFIT RIDER



This rider is only available for 2001 CSO Policies purchased on or after April 28, 2009.


This rider provides an acceleration of the policy's death benefit if the Accelerated Benefit Insured becomes a Chronically Ill Individual who receives Qualified Long-Term Care Services. At the request of you or Accelerated Benefit Insured, the accelerated benefit will be paid each month, limited by the Maximum Monthly Benefit to the Accelerated Benefit Insured or to any individual authorized to act on behalf of the Accelerated Benefit Insured.

These payments are subject to certain limitations and satisfaction of eligibility requirements which includes the following: 1) A current written eligibility certification from a Licensed Health Care Practitioner that certifies the Accelerated Benefit Insured is a Chronically Ill Individual; and
2) Proof that the Accelerated Benefit Insured received or is receiving Qualified Long-Term Care Services pursuant to a Plan of Care; and 3) Proof that the Elimination Period has been satisfied; and 4) Written Notice of Claim and Proof of Loss, as described in the Claim Provisions section in the policy, in a form satisfactory to us.


We will begin Monthly Benefit Payments under this rider when the Eligibility for the Payment of Benefits Conditions is met and a claim for benefits has been approved by us. The AdvanceSource rider does not include inflation protection coverage and therefore the benefit level will not increase over time. Because the costs of long-term care services will likely increase over time, you should consider whether and how the benefits of the AdvanceSource rider may be adjusted.


Monthly Benefit Payments paid will also change other values of the life insurance policy as provided in the rider such as policy value less indebtedness, surrender charges and monthly no-lapse guarantee premiums.

If you participate in the Portfolio Navigator Program (Program), your participation in the Program will terminate once benefit payments begin along with the Program's investment advisory agreement and all of your assets will automatically transfer to the fixed account.


PLEASE NOTE: In Connecticut, Indiana, Kansas and Kentucky, this rider is called the AdvanceSource Long-Term Care Rider.



THE FOLLOWING SENTENCE HAS BEEN ADDED TO THE END OF THE "PARTIAL SURRENDER CHARGE" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:



If the AdvanceSource rider is on your policy, once Notice of Claim is received, partial surrenders are no longer allowed.



PLEASE NOTE: In Connecticut, Indiana, Kansas and Kentucky, this rider is called the AdvanceSource Long-Term Care Rider.



THE FOLLOWING SENTENCE HAS BEEN ADDED TO THE END OF THE "NO LAPSE GUARANTEES" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:



The NLG-100 is not available when you add ADVANCESOURCE rider to your policy.

PLEASE NOTE: In Connecticut, Indiana, Kansas and Kentucky, this rider is called the AdvanceSource Long-Term Care Rider.



THE FOLLOWING PARAGRAPH HAS BEEN ADDED TO THE END OF THE LAST PARAGRAPH OF THE "GRACE PERIOD" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:



If the AdvanceSource rider terminates at the end of the Grace Period while the Accelerated Benefit Insured is chronically ill, the rider may be reinstated provided the Accelerated Benefit Insured submits a written request within five months after the date of termination and provided that certain other conditions are met. Certain conditions are listed in the rider. The reinstated rider will not provide Monthly Benefit Payments during the period of lapse to the date of reinstatement. The effective date of the reinstated rider will be the beginning of the policy month that coincides with or next follows the date we approve the Accelerated Benefit Insured's request.



PLEASE NOTE: In Connecticut, Indiana, Kansas and Kentucky, this rider is called the AdvanceSource Long-Term Care Rider.



THE FOLLOWING SENTENCES HAVE BEEN ADDED TO THE END OF THE "PROCEEDS PAYABLE UPON DEATH" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:



If you have the AdvanceSource rider, the proceeds payable upon death of the Accelerated Benefit Insured on or after the insured's attained age 100 anniversary is reduced by each rider benefit paid.



PLEASE NOTE: In Connecticut, Indiana, Kansas and Kentucky, this rider is called the AdvanceSource Long-Term Care Rider.



THE FOLLOWING SENTENCES HAVE BEEN ADDED TO THE END OF THE FIRST PARAGRAPH OF THE "TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:



If you have the AdvanceSource rider, once benefit payments begin, any value in your subaccounts will be transferred to the Fixed Account as well as all future premium payments. Transfers to the subaccounts will not be allowed. At the end of the period of coverage, the portion of the policy value in excess of indebtedness due to us will remain in the Fixed Account until written request is made to transfer to any subaccounts. The request must be made within 30 days after the end of the Period of Coverage.



PLEASE NOTE: In Connecticut, Indiana, Kansas and Kentucky, this rider is called the AdvanceSource Long-Term Care Rider.



THE FOLLOWING SENTENCE HAS BEEN ADDED TO THE END OF THE "CHANGE IN DEATH BENEFIT OPTION" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:



If you have the AdvanceSource rider, Option 2 is not available.



PLEASE NOTE: In Connecticut, Indiana, Kansas and Kentucky, this rider is called the AdvanceSource Long-Term Care Rider.



THE FOLLOWING SENTENCE HAS BEEN ADDED TO THE END OF THE "CHANGES IN SPECIFIED AMOUNT" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:



If you have the AdvanceSource rider and request a decrease in the policy Specified Amount, including decreases due to partial surrenders, you may impact the Rider Specified Amount and the remaining amount to be accelerated. After a decrease in the policy Specified Amount, if the remaining amount to be accelerated divided by the new policy Specified Amount is greater than the Maximum Rider Specified Amount Percent shown under Policy Data section in the policy, then the Rider Specified Amount and the remaining amount to be accelerated will be decreased. Any resulting decrease could cause a change in the Maximum Monthly Benefit.



PLEASE NOTE: In Connecticut, Indiana, Kansas and Kentucky, this rider is called the AdvanceSource Long-Term Care Rider.



THE FOLLOWING SENTENCES HAVE BEEN ADDED TO THE END OF THE "EFFECT OF POLICY LOANS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:



If you have the AdvanceSource rider, upon Notice of Claim, additional policy loans are not permitted. This does not include policy loans taken to pay for interest due on existing policy loan. If there is an outstanding policy loan at the time of a Monthly Benefit Payment, the Monthly Benefit Payment will be reduced to repay a portion of the policy loan.



PLEASE NOTE: In Connecticut, Indiana, Kansas and Kentucky, this rider is called the AdvanceSource Long-Term Care Rider.



THE FOLLOWING NEW SUBSECTION HAS BEEN ADDED TO THE END OF THE "OTHER TAX CONSIDERATIONS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE COMPANY:



AdvanceSource Accelerated Benefit Rider: This rider is intended to be federally tax-qualified Long-Term Care insurance under Section 7702B(b) of the Code, as adopted by the Health Insurance Portability and Accountability Act of 1996 -- Public Law 104-191. The benefit is intended to qualify for exclusion from income within the limits of the Code. Receipt of benefits in excess of those limits may be taxable. Charges for this rider may be considered distributions for income tax purposes, and may be taxable.



PLEASE NOTE: In Connecticut, Indiana, Kansas and Kentucky, this rider is called the AdvanceSource Long-Term Care Rider.

THE FOLLOWING TERMS HAVE BEEN ADDED UNDER THE "KEY TERMS" SECTION OF THE PROSPECTUS FOR THE ABOVE-MENTIONED PRODUCTS ISSUED BY RIVERSOURCE LIFE INSURANCE
COMPANY:



ADVANCESOURCE ACCELERATED BENEFIT RIDER: In this prospectus, "AdvanceSource rider" refers to the AdvanceSource Accelerated Benefit Rider.



ACCELERATED BENEFIT INSURED: This person is the Insured of the policy to which the AdvanceSourcE Accelerated Benefit Rider is attached.


ADULT DAY CARE: A program that provides a protective environment and preventative, remedial and restorative services for part of the 24-hour day.


ADULT DAY CARE CENTER: A place that is licensed to provide Adult Day Care by the state. If not licensed, it must meet certain criteria listed in the ADVANCESOURCE rider.



ASSISTED LIVING FACILITY: A facility that provides ongoing care and related services to inpatients in one location. In some states, if the facility is not licensed or accredited to provide such care, it must meet certain criteria listed in the AdvanceSource rider.



CHRONICALLY ILL INDIVIDUAL: An individual who has been certified by a Licensed Health Care Practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment. In Illinois, the Chronically Ill Individual is someone who in addition to the previous conditions also requires Substantial Supervision to protect such individual form threats to health and safety due to Cognitive Impairment.


COGNITIVE IMPAIRMENT: A deficiency in a person's short-term memory; orientation as to person, place, and time; deductive or abstract reasoning; or judgment as it relates to safety awareness.

ELIGIBILITY FOR THE PAYMENT OF BENEFITS CONDITIONS: Eligibility requirements for claim payments includes the following: 1) A current written eligibility certification from a Licensed Health Care Practitioner that certifies the Accelerated Benefit Insured is a Chronically Ill Individual; and 2) Proof that the Accelerated Benefit Insured received or is receiving Qualified Long-Term Care Services pursuant to a Plan of Care; and 3) Proof that the Elimination Period has been satisfied; and 4) Written Notice of Claim and Proof of Loss, as described in the Claim Provisions section in the policy.

ELIMINATION PERIOD: The number of days of Qualified Long-Term Care Services that are required while this rider is in force before any benefit is available under this rider. The Elimination Period is shown under Policy Data section in the policy. The dates of service need not be continuous; however; the Elimination Period must be satisfied within a period of 730 consecutive days. The Elimination Period must be satisfied only once while this rider is in force. Benefits will not be retroactively paid for the Elimination Period.


HOME HEALTH CARE: Personal assistance and care provided by a Home Health Care Provider in a private home or by an Adult Day Care Center.


HOME HEALTH CARE PROVIDER: An agency or person who provides Home Health Care.

HOSPITAL: A place which, by law, provides care and treatment for sick or injured persons as resident bed patients.

LICENSED HEALTH CARE PRACTITIONER: A physician, a registered nurse, a licensed social worker, or any other individual who meets the requirements as may be prescribed by the U.S. Secretary of the Treasury.

LONG-TERM CARE FACILITY: A facility, other than the acute care unit of a Hospital, that provides skilled nursing care, intermediate care, or custodial care, and is licensed by the appropriate state licensing agency or if not licensed maintains a registered nurse or licensed practical nurse on duty at all times to supervise a 24-hour nursing service, a doctor to supervise the operation of the facility, a planned program of policies and procedures that were developed with the advice of a professional group including at least one doctor or nurse, and a doctor available to furnish emergency medical care.

MONTHLY BENEFITS PAYMENT: The amount paid to the Accelerated Benefit Insured, or to any individual authorized to act on behalf of the Accelerated Benefit Insured, for a calendar month of Qualified Long-Term Care Services.

MONTHLY BENEFIT PERCENT: The percentage (1%, 2% or 3%) which is elected at issue and shown under the Policy Data section in the policy.

NOTICE OF CLAIM: The written notice required to be submitted in order to start a claim.


PERIOD OF COVERAGE: The period of time during which the Accelerated Benefit Insured receives services that are covered under AdvanceSource rider.


PLAN OF CARE: A written plan for long-term care services designed especially for the Accelerated Benefit Insured.


PROOF OF LOSS: A signed form with a written statement and additional documentation needed by us in order to pay benefits under the AdvanceSource rider to the Accelerated Benefit Insured.

QUALIFIED LONG-TERM CARE SERVICES: Necessary diagnostic, preventive, therapeutic, curing, treating, mitigating and rehabilitative services, and maintenance or personal care services, which are:

1. required for treatment of a Chronically Ill Individual; and
2. provided pursuant to a Plan of Care prescribed by a Licensed Health Care Practitioner; and
3. provided in a Long-Term Care Facility, an Assisted Living Facility, an Adult Day Care Center, or by a Home Health Care Provider.

RIDER SPECIFIED AMOUNT: The maximum death benefit amount that may be accelerated. This amount is chosen in your application for the rider and is shown in Policy Data section in the policy.


PLEASE NOTE: In Connecticut, Indiana, Kansas and Kentucky, this rider is called the AdvanceSource Long-Term Care Rider.


SUBSTANTIAL SUPERVISION: Continual supervision (which may include cuing by verbal prompting, gestures, or other demonstrations) by another person that is necessary to protect the severely cognitively impaired individual from threats to his or her health or safety (such as may result from wandering).

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------

S-6418-21 A (07/09)


* Destroy date: May 1, 2010

                   PART B: STATEMENT OF ADDITIONAL INFORMATION

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Life Separate Account dated May 1, 2009 filed electronically with Post-Effective No. 37 to Registration Statement No. 333-69777 filed on or about April 28, 2009 is incorporated herein by reference.

                            PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as
Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 81 subaccounts dated August 30, 2005 filed electronically as Exhibit (a) (5) to Registrant's Post-Effective Amendment No. 27 (File No. 333-69777) and is incorporated herein by reference.

(a)(6) Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for the IDS Life Insurance Company adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed as Exhibit (a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(a)(7) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 filed electronically as Exhibit (a) (7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1 (File No. 333-69777) is incorporated herein by reference.

(d)(3) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) filed electronically as Exhibit 1.A. (5)(c) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(4) Copy of Base Insured Rider (Term Insurance) filed electronically as
Exhibit 1.A. (12) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(5) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(5) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(d)(6) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d) (6) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(d)(7) Copy of Specimen Policy for Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 27, (File No. 333-69777), is incorporated herein by reference.

(d)(8) Copy of AdvanceSource(SM) Accelerated Benefit Rider is filed electronically herewith.

(d)(9) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/ VUL IV-ES) is filed electronically herewith.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to Registrant's Form S-6, Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(e)(2) Form of Supplemental Application for AdvanceSource(SM) Accelerated Benefit Rider is filed electronically herewith.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f) (2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3337, dated August 30, 2005 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(2) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3337 and dated April 1, 1990, between IDS Life Insurance Company and Reinsurer, effective January 24, 2006 filed electronically as Exhibit (g) (2) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(3) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3007, dated November 25, 2003 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(5) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(6) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(7) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(8) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated November 25, 2002 filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(9) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit

(g)(9) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(10) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g) (10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(11) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 1321, dated August 30, 2005 filed electronically as Exhibit (g) (11) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(12) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 1321 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer effective January 24, 2006 filed electronically as Exhibit (g) (12) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(13) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g) (13) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(14) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer identified as Treaty 103, dated November 25, 2002 filed electronically as Exhibit (g) (14) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(15) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 0094-4206, dated November 25, 2002 filed electronically as Exhibit (g)(15) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(16) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2004 filed electronically as Exhibit (g) (16) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(17) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 7449-1, dated November 25, 2002 filed electronically as Exhibit (g)(17) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(18) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit (g) (18) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(19) Redacted copy of Amendment Number 2 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002 between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit (g) (19) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(20) Redacted copy of Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit (g) (20) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(21) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g) (21) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(22) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit (g) (22) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(23) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2006 filed electronically as Exhibit (g) (23) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(24) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g) (24) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(25) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 10401-00-00, dated August 30, 2005 filed electronically as Exhibit (g)(25) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(26) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 10401-00-00 and dated August 30, 2005 between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit
(g) (26) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(27) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g) (27) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(28) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April

29, 1999 filed electronically as Exhibit (g) (28) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(29) Redacted copy of Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g) (29) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(30) Redacted copy of the Second Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g) (30) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(31) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit (g) (31) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(32) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g) (32) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(33) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer identified as Treaty 836301, dated August 30, 2005 filed electronically as Exhibit (g) (33) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(34) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g) (34) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(35) Redacted copy of the First Amendment to the Automatic YRT Agreement identified as Treaty 836301 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g) (35) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(36) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit (g) (36) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(37) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g) (37) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(38) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g) (38) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(39) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3310-02, dated August 30, 2005 filed electronically as Exhibit (g)(39) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(40) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g) (40) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(41) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3310-02 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g) (41) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h) (1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as
Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 and is incorporated by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(5) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company,

Credit Suisse Trust, Credit Suisse Asset Management, and LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit
8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(10) to Post-Effective Amendment No. 27 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h) (12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as
Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, is filed electronically herewith as Exhibit (h) (14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h) (15) to Post-Effective Amendment No. 28 333-69777 and is incorporated herein by reference.

(h)(16) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Dampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h) (18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(19) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(20) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007 filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(21) Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(22) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(23) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h) (24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(24) Copy of Amended and Restated Fund Participation Agreement dated October 16, 2006, by and among, American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h) (25) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(25) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h) (26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(26) Copy of Amended and Restated Participation Agreement dated January 1, 2007, by and among; Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h) (27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Opinion of Counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL III filed electronically as Exhibit
(m) (1) to Post-Effective Amendment No. 37 to Registration Statement No. 333-69777 and is incorporated by reference.

(m)(2) Calculations of Illustrations for VUL IV/VUL IV-Estate Series filed electronically as Exhibit (m) (2) to Post-Effective Amendment No. 37 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(m)(3) Calculations of Illustrations for VUL IV/VUL IV-Estate Series 2005 Revisions filed electronically as Exhibit (m) (3) to Post-Effective Amendment No. 37 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(m)(4) Calculations of Illustrations for VUL IV/VUL IV-Estate Series 2008 Revisions filed electronically as Exhibit (m) (4) to Post-Effective Amendment No. 37 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(n) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV-ES is filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q)(1) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 22, 2008 filed herewith as Exhibit (r)(1) to Registrant's Form N-6 with Post Effective Amendment No. 37 to Registration Statement No. 333-69777 and is incorporated by reference.



Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Company

Name                               Principal Business Address*   Position and Offices With Depositor
----                               ---------------------------   -----------------------------------
Lynn Abbott                                                      Vice President - National
                                                                 Accounts and Fund Management

Gumer C. Alvero                                                  Director and Executive
                                                                 Vice President - Annuities

Timothy V. Bechtold                                              Director and President

Kent M. Bergene                                                  Vice President - Affiliated
                                                                 Investments

Walter Stanley Berman                                            Vice President and Treasurer

Richard N. Bush                                                  Senior Vice President -
                                                                 Corporate Tax

Charles R. Caswell                                               Reinsurance Officer

James L. Hamalainen                                              Vice President - Investments

Michelle Marie Keeley                                            Vice President - Investments

Timothy J. Masek                                                 Vice President - Investments

Brian Joseph McGrane                                             Director, Executive Vice
                                                                 President and Chief Financial
                                                                 Officer

Thomas W. Murphy                                                 Vice President - Investments

Kevin Palmer                                                     Director, Vice President and
                                                                 Chief Actuary

Bridget Mary Sperl                                               Director, Executive Vice
                                                                 President - Client Service

David Kent Stewart                                               Vice President and Controller

William Frederick "Ted" Truscott                                 Director

John Robert Woerner                                              Director

* The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.




Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                           Jurisdiction of
Name of Subsidiary                                                          Incorporation
------------------                                                         ----------------
Advisory Capital Strategies Group Inc.                                     Minnesota
AEXP Affordable Housing LLC                                                Delaware
American Enterprise Investment Services Inc.                               Minnesota
American Express Property Casualty Insurance Agency of Pennsylvania,Inc.   Pennsylvania
Ameriprise Advisor Services, Inc.                                          Michigan
Ameriprise Auto & Home Insurance Agency, Inc.                              Wisconsin
Ameriprise Bank, FSB                                                       USA
Ameriprise Captive Insurance Company                                       Vermont
Ameriprise Capital Trusts I-IV                                             Delaware
Ameriprise Certificate Company                                             Delaware
Ameriprise Financial Services,Inc.                                         Delaware
Ameriprise Holdings, Inc.                                                  Delaware
Ameriprise India Private Ltd.                                              India
Ameriprise Insurance Agency of Massachusetts, Inc.                         Massachusetts
Ameriprise Insurance Agency                                                Wisconsin
Ameriprise Trust Company                                                   Minnesota
AMPF Holding Corporation                                                   Michigan
AMPF Property Corporation                                                  Michigan
AMPF Realty Corporation                                                    Michigan
Brecek & Young Advisors, Inc.                                              California
Brecek & Young Financial Group Insurance Agency of Texas, Inc.             Texas
Brecek & Young Financial Services Group of Montana, Inc.                   Montana
Boston Equity General Partner LLC                                          Delaware
4230 W. Green Oaks, Inc.                                                   Michigan
IDS Capital Holdings Inc.                                                  Minnesota
IDS Futures Corporation                                                    Minnesota
IDS Management Corporation                                                 Minnesota
IDS Property Casualty Insurance Company                                    Wisconsin
Investors Syndicate Development Corporation                                Nevada
J. & W. Seligman & Co. Incorporated                                        New York
Kenwood Capital Management LLC (47.7% owned)                               Delaware
Realty Assets Inc.                                                         Nebraska
RiverSource CDO Seed Investments, LLC                                      Minnesota
RiverSource Distributors,Inc.                                              Delaware
RiverSource Fund Distributors, Inc.                                        Delaware
RiverSource Investments,LLC                                                Minnesota
RiverSource Life Insurance Company                                         Minnesota
RiverSource Life Insurance Co. of New York                                 New York
RiverSource REO 1, LLC                                                     Minnesota
RiverSource Service Corporation                                            Minnesota
RiverSource Services, Inc.                                                 Delaware
RiverSource Tax Advantaged Investments, Inc.                               Delaware
Securities America Advisors,Inc.                                           Nebraska
Securities America Financial Corporation                                   Nebraska
Securities America, Inc.                                                   Nebraska
Seligman Asia, Inc.                                                        Delaware
Seligman Focus Partners LLC                                                Delaware



Seligman Health Partners LLC                                               Delaware
Seligman Health Plus Partners LLC                                          Delaware
Seligman Partners LLC                                                      Delaware
Threadneedle Asset Management Holdings SARL                                England


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and Chief
                                       Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President - Strategic
                                       Transformation
Jeffrey  McGregor                      President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and Chief
                                       Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF              NET UNDERWRITING
PRINCIPAL            DISCOUNTS AND      COMPENSATION ON   BROKERAGE     OTHER
UNDERWRITER          COMMISSIONS        REDEMPTION        COMMISSIONS   COMPENSATION
------------------   ----------------   ---------------   -----------   ------------
RiverSource
Distributors, Inc.     $383,542,107           None            None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Company at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 23rd day of July, 2009.

                                        RiverSource Variable Life Separate
                                        Account
                                        (Registrant)

                                        By: RiverSource Life Insurance Company
                                            (Depositor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of July, 2009.



/s/ Gummer C. Alvero*                   Director and Executive Vice
-------------------------------------   President - Annuities
Gummer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
-------------------------------------   (Chief executive officer)
Timothy V. Bechtold


/s/ Brian J. McCrae*                    Director, Executive Vice President
-------------------------------------   and Chief Financial Officer
Brian J. McCrae                         (Principal Financial Officer)


/s/ Kevin E. Palmer*                    Director, Vice President and
-------------------------------------   Chief Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl



/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
David K. Stewart


/s/ William F. "Ted" Truscott*          Director
-------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                    Director
-------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated October 22, 2008 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 38 to Registration Statement No. 333-69777 and is incorporated herein by reference.

by:
/s/ Dixie Carroll
-------------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 39
                     TO REGISTRATION STATEMENT NO. 333-69777

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Prospectus for RiverSource(R) Variable Universal Life IV/RiverSource(R) Variable Universal Life IV-Estate Series filed electronically as Part A to Post-Effective No. 37 to Registration Statement No. 333-69777 on or after April 28, 2009 is incorporated herein by reference.

Supplement for RiverSource(R) Variable Universal Life IV/RiverSource(R) Variable Universal Life IV - Estate Series

Part B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Life Separate Account dated May 1, 2009 filed electronically with Post-Effective No. 37 to Registration Statement No. 333-69777 filed on or about April 28, 2009 is incorporated herein by reference.

Part C.

Other Information.

The signatures.

Exhibits

                                  EXHIBIT INDEX

(d)(8) Copy of AdvanceSource(SM) Accelerated Benefit Rider

(d)(9) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES)

(e)(2) Form of Supplemental Application for AdvanceSource(SM) Accelerated Benefit Rider

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(n) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL
IV-ES